Net (Loss) Income Per Share (Details) - Schedule of Computation of Basic Losses Per Share - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Numerator:
Net (loss) income (in Dollars)	$ (72,953)	$ 88,635
Basic net (loss) income attributable to Ordinary shareholders	(70,181)	85,130
Basic net (loss) income attributable to Restricted sponsor shares	(2,772)	3,505
Denominator:
Weighted average number of Ordinary Shares used in computing basic (loss) earning per share	187,239,136	181,217,005
Basic net (loss) earning per share of Ordinary shareholders (in Dollars per share)	$ (0.37)	$ 0.47
Weighted average number of Ordinary Shares used in computing diluted net (loss) earning per share	187,239,136	194,355,966
Diluted (loss) net earning per share of Ordinary shareholders (in Dollars per share)	$ (0.37)	$ 0.44